Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term:
Deferred income tax assets	$ 748	$ 1,018
Deferred income tax liabilities	(61)	(58)
Net deferred income tax assets	$ 687	$ 960